Short-term Borrowings (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 05, 2019 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 05, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021
Short-term Borrowings (Details) [Line Items]
Related party		$ 128,415					$ 110,000
Equity interest									50.00%
Aggregate of short-term borrowings			$ 20,409,250
Accrue interest rate	15.00%	12.00%	13.00%
Short-term borrowing due			Dec. 05, 2019
Aggregate of short term loan	$ 19,108,159
Remaining loan balance after novation	$ 19,100,000
Original borrowing agreement						$ 1,300,000
Borrowers Amoubt				$ 19,100,000
Gain from forgiveness of debts				26,000
Outstanding short-term borrowings				$ 1,284,155
Interest expense						2,000
China Tonghai Financial [Member]
Short-term Borrowings (Details) [Line Items]
Repayments of loan					$ 990,000
Interest expense					105,000
Outstanding loan amount					$ 294,000
Lion Financial Group Limited [Member]
Short-term Borrowings (Details) [Line Items]
Related party			$ 510,230
Accrue interest rate			12.00%
Interest expense						15,000
Unrelated party borrowing						128,415
Remaining balance borrowing						$ 128,415
Lion Metaverse Limited [Member]
Short-term Borrowings (Details) [Line Items]
Total loan							$ 2,325,000	¥ 15,000,000